Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8. Property and Equipment, Net

The components of property and equipment at December 31, 2023 and 2022, consisted of the following:

	December 31,	December 31,
	2023	2022
Office equipment	$14,077	$5,911
Furniture and fixtures	2,531	2,447
Financing lease equipment	66,614	64,417
Machinery and equipment	105,003	41,656
Automobile	153,804	149,787
Property and equipment, gross	342,029	264,218
Less: Accumulated depreciation	(112,666)	(18,551)
Property and equipment, net	$229,363	$245,667

Depreciation expense for the year ended December 31, 2023 and 2022 was $95,554 and $18,252, respectively, and is included in other general and administrative expenses on the consolidated statements of operations and comprehensive loss.